S000090419 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	70 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE INDEX (Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	4.73%	5.87%
ICE BOFA 3-MONTH US TREASURY BILL INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	2.47%	2.44%
JPMorgan International Hedged Equity Laddered Overlay ETF
Prospectus [Line Items]
Average Annual Return, Percent	5.00%	2.81%	3.58%
Performance Inception Date			Mar. 15, 2019
JPMorgan International Hedged Equity Laddered Overlay ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.44%	2.37%	3.15%
Performance Inception Date			Mar. 15, 2019
JPMorgan International Hedged Equity Laddered Overlay ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.59%	2.28%	2.89%
Performance Inception Date			Mar. 15, 2019